Subsequent Event (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Event
9. SUBSEQUENT EVENT

Pre-Merger Financing

On October 16, 2018, Seelos and the Company entered into a Securities Purchase Agreement (as amended on November 16, 2018, the “Pre-Merger Financing SPA” and the transactions contemplated thereby the “Pre-Merger Financing”) with certain accredited investors (the “Investors”) pursuant to which, among other things, (i) Seelos agreed to sell to the Investors an aggregate of 1,187,336 shares of Seelos common stock (the “Initial Shares”) and deposit an additional 1,187,336 shares of Seelos common stock into escrow for the benefit of the Investors if 80% of the volume-weighted average trading price of a share of the Company’s common stock on Nasdaq for the first three trading days immediately following the closing date of the Pre-Merger Financing is lower than the price paid by the Investors for the Initial Shares (the “Additional Shares” and together with the Initial Shares the “Seelos Financing Shares”), and (ii) the Company agreed to issue warrants representing the right to acquire an amount of the Company’s common stock up to the amount issuable in exchange for 80% of the Seelos Financing Shares upon consummation of the merger, as further described below (the “Series A Warrants”), and additional warrants to purchase shares of the Company’s common stock, as further described below (the “Series B Warrants” together with the Series A Warrants and the Seelos Financing Shares, the “Purchased Securities”), and the Investors agreed to purchase the Purchased Securities, for an aggregate purchase price of approximately $18.0 million (the “Purchase Price”).

Upon the consummation of the Merger, each Initial Share will automatically be converted into the right to receive a number of shares of the Company’s common stock equal to the exchange ratio. Further, upon consummation of the Merger, each Additional Share placed into escrow will automatically be converted into the right to receive a number of shares of the Company’s common stock equal to the exchange ratio (the “Converted Additional Shares”). The number of Converted Additional Shares issuable pursuant to the Pre-Merger Financing SPA will be determined by subtracting (i) the aggregate number of shares of the Company’s common stock issued in exchange for the Initial Shares (as adjusted for stock splits, stock dividends, recapitalizations, reorganizations, reclassifications, combinations, reverse stock splits and similar events) from (ii) the quotient determined by dividing (a) the aggregate Purchase Price by (b) 80% of the average of the volume-weighted average price of a share of the Company’s common stock on Nasdaq for the first three trading days immediately following the closing date of the Pre-Merger Financing. Any Converted Additional Shares not issuable to the Investors will be returned to the Company as treasury shares.

The closing of the Pre-Merger Financing is subject to the satisfaction or waiver of certain conditions.

Series A Warrants

The Series A Warrants will have an initial exercise price per share equal to 125% of the lesser of (i) $15.16, as adjusted for the Merger exchange ratio, and (ii) 80% of the average of the volume-weighted average price of a share of the Company’s common stock on Nasdaq for the first three trading days immediately following the closing date of the Pre-Merger Financing, will be immediately exercisable and will have a term of five years from the date of issuance. The Series A Warrants will be initially exercisable for an amount of the Company’s common stock up to the amount issuable upon consummation of the Merger in exchange for 80% of the Seelos Financing Shares purchased by the holder.

Additionally, every ninth trading day up to and including the 45th trading day (each, a “Reset Date”) following (i) each date on which a registration statement registering any registrable securities for resale by a holder of Purchased Securities is declared effective or is available for use, (ii) if there is no registration statement registering all of the shares issuable upon exercise of the Series A Warrants and the Series B Warrants, the earlier to occur of (a) the first date on which the holders can sell all the shares issuable upon exercise of the Series A Warrants and the Series B Warrants without restriction or limitation pursuant to Rule 144 under the Securities Act of 1933, as amended (the “Securities Act”), and (b) the six month anniversary of the closing date of the Pre-Merger Financing (such earlier date among clauses (a) and (b) the “Six Month Reset Date”) and (iii) in the event that the Company (a) fails for any reason to satisfy the requirements of Rule 144(c)(1) under the Securities Act or (b) has ever been an issuer described in Rule 144(i)(1)(i) under the Securities Act or becomes such an issuer in the future, and the Company fails to satisfy any condition set forth in Rule 144(i)(2) under the Securities Act (each of clauses (a) and (b), a “Public Information Failure”), at any time following the Six Month Reset Date, then the earlier to occur of (1) the date the Public Information Failure is cured and no longer prevents the holder from selling all of the shares issuable upon exercise of the Series A Warrants and the Series B Warrants pursuant to Rule 144 without restriction or limitation, (2) the first date on which the holders can sell all the shares issuable upon exercise of the Series A Warrants and the Series B Warrants without restriction or limitation pursuant to Rule 144 under the Securities Act and without the requirement to be in compliance with Rule 144(c)(1), and (3) the one year anniversary of the closing date of the Pre-Merger Financing (such 45 trading day period, the “Reset Period”), the exercise price will be adjusted to be the lesser of (i) the exercise price then in effect and (ii) 125% of 80% of the average of the five lowest volume-weighted average trading prices of a share of the Company’s common stock on Nasdaq during the applicable Reset Period to date and the number of shares of the Company’s common stock issuable upon exercise of the Series A Warrants will be proportionally increased accordingly, provided that the Company shall in no event issue shares of the Company’s common stock pursuant to the exercise of the Series A Warrants and the Series B Warrants, in the aggregate, in excess of the difference obtained by subtracting the number of Converted Initial Shares and the number of Converted Additional Shares from 533,773,068, prior to giving effect to the reverse split to be effected in connection with the Merger (the “Warrant Issuance Cap”). In the event that the Company is unable to issue shares of the Company’s common stock pursuant to an exercise of Series A Warrants or the Series B Warrants due to the application of the Warrant Issuance Cap, the Company will pay to the exercising holder an amount in cash per share equal to the difference between the last closing trade price of the Company’s common stock and the applicable exercise price, to the extent not previously paid to the Company.

Series B Warrants

The Series B Warrants will have an exercise price per share of $0.001, will be immediately exercisable and will expire on the day following the later to occur of (i) the 45th trading day immediately following the earlier to occur of (a) the first date on which the holders can sell all the shares issuable upon exercise of the Series A Warrants and the Series B Warrants without restriction or limitation pursuant to Rule 144 under the Securities Act and without the requirement to be in compliance with Rule 144(c)(1) and (b) the one year anniversary of the closing date of the Pre-Merger Financing, and (ii) the date on which the Series B Warrants have been exercised in full (without giving effect to any limitation on exercise contained therein) and no shares remain issuable thereunder. The Series B Warrants will be initially exercisable for no shares of the Company’s common stock. On each Reset Date, the number of shares issuable upon exercise of the Series B Warrants shall be increased to the number (if positive) obtained by subtracting (i) the number of shares of the Company’s common stock exchanged pursuant to the exchange ratio for Seelos Financing Shares purchased by such holder from (ii) the quotient determined by dividing (a) the pro rata portion of the Purchase Price paid by such holder by (b) 80% of the average of the five lowest volume-weighted average trading price of a share of the Company’s common stock on Nasdaq during the applicable Reset Period to date, provided that the Company shall in no event issue shares of the Company’s common stock pursuant to the exercise of the Series A Warrants and the Series B Warrants, in the aggregate, in excess of the Warrant Issuance Cap. In the event that the Company is unable to issue shares of the Company’s common stock pursuant to an exercise of Series A Warrants or the Series B Warrants due to the application of the Warrant Issuance Cap, the Company will pay to the exercising holder an amount in cash per share equal to the difference between the last closing trade price of the Company’s common stock and the applicable exercise price, to the extent not previously paid to the Company.

12.SUBSEQUENT EVENT
On February 15, 2018, the FDA, issued the 2018 CRL for the NDA for Vitaros. In March 2018, the Company plans to request a meeting with the FDA to further clarify the deficiencies raised in the 2018 CRL and to assess the best path forward for a potential approval of Vitaros. Based on FDA guidelines, the Company expects this meeting to take place within 30 days of the FDA receiving the request.